Loans - Segments and Classes of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 225,294	$ 189,263
Net deferred loan costs	350	286
Allowance for loan losses	(2,876)	(2,473)	$ (2,098)
Loans, net	222,768	187,076
Mortgage Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	174,679	145,157
Mortgage Receivable [Member] | Commercial Real Estate Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	65,805	57,847
Allowance for loan losses	(775)	(707)	(641)
Mortgage Receivable [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	88,883	69,817
Allowance for loan losses	(1,074)	(868)	(594)
Mortgage Receivable [Member] | Construction Real Estate Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	19,991	17,493
Allowance for loan losses	(258)	(246)	(263)
Loans and Finance Receivables [Member] | Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	46,340	40,229
Allowance for loan losses	(714)	(596)	(562)
Loans and Finance Receivables [Member] | Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	4,275	3,877
Allowance for loan losses	$ (55)	$ (56)	$ (38)